Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The table below shows key management remuneration for the years ended December 31, 2017, 2016 and 2015:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Short-term employee benefits (salaries)	$6,614	$8,786	$15,601
Share-based compensation (1)	19,113	25,575	26,911
Total	$25,727	$34,361	$42,512

(1)	Represents the amortization of restricted stock issued under our equity incentive plans as described in Note 16.
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related party affiliates) in the consolidated statement of income or loss and balance sheet are as follows:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Pool revenue(1)
Scorpio MR Pool Limited	$217,141	$248,974	$315,925
Scorpio LR2 Pool Limited	136,514	156,503	208,132
Scorpio Handymax Tanker Pool Limited	78,510	73,683	138,736
Scorpio LR1 Tanker Pool Limited	13,895	—	—
Scorpio Panamax Tanker Pool Limited	1,515	5,843	34,613
Scorpio Aframax Tanker Pool Limited	1,170	—	—
Voyage expenses(2)	(1,786)	(1,128)	(2,127)
Vessel operating costs(3)	(22,909)	(19,484)	(18,393)
Administrative expenses(4)	(10,744)	(9,462)	(7,950)

(1)
These transactions relate to revenue earned in the Scorpio Group Pools. The Scorpio Group Pools are related party affiliates. When our vessels are in the Scorpio Group Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party owned vessels.

(2)
These transactions represent the expense due to SCM, a related party affiliate, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Group Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Group Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue.  These expenses are included in voyage expenses in the consolidated statements of income or loss.

(3)
These transactions represent technical management fees charged by SSM, a related party affiliate, which are included in vessel operating costs in the consolidated statements of income or loss. SSM’s services include day-to-day vessel operation, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants and providing technical support. We believe our technical management fees are at arms-length rates as they are based on contracted rates that were the same as those charged to other vessels managed by SSM at the time the management agreements were entered into. This fee was $685 per vessel per day during the years ended December 31, 2017, 2016 and 2015.

(4)
We have an Amended Administrative Services Agreement with SSH, for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party affiliate. We reimburse SSH for the reasonable direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group. The expenses incurred under this agreement were as follows, and were recorded in general and administrative expenses in the consolidated statement of income or loss.

•
The expense for the year ended December 31, 2017 of $10.7 million included (i) administrative fees of $9.0 million charged by SSH, (ii) restricted stock amortization of $1.2 million, which relates to the issuance of an aggregate of 1,144,000 shares of restricted stock to SSH employees for no cash consideration in May 2014, September 2014, July 2015, July 2016 and December 2017, and (iii) the reimbursement of expenses of $0.5 million.

•
The expense for the year ended December 31, 2016 of $9.5 million included (i) administrative fees of $7.3 million charged by SSH, (ii) restricted stock amortization of $1.6 million, which relates to the issuance of an aggregate of 795,000 shares of restricted stock to SSH employees for no cash consideration in May 2014, September 2014 and July 2015 and July 2016, and (iii) the reimbursement expenses of $0.6 million.

•
The expense for the year ended December 31, 2015 of $7.9 million included (i) administrative fees of $6.8 million charged by SSH, (ii) restricted stock amortization of $0.9 million, which relates to the issuance of an aggregate of 508,500 shares of restricted stock to SSH employees for no cash consideration in May and September 2014 and July 2015 and (iii) the reimbursement of expenses of $0.2 million.

We had the following balances with related party affiliates, which have been included in the consolidated balance sheets:

	As of December 31,
In thousands of U.S. dollars	2017	2016
Assets:
Accounts receivable (due from the Scorpio Group Pools) (1)	$44,880	$40,680
Accounts receivable and prepaid expenses (SSM) (2)	6,391	4,233
Other assets (pool working capital contributions) (3)	41,401	19,217
Liabilities:
Accounts payable and accrued expenses (SSM)	766	653
Accounts payable and accrued expenses (owed to the Scorpio Group Pools)	462	15
Accounts payable and accrued expenses (SCM)	191	53
Accounts payable and accrued expenses (SSH)	190	90

(1)
Accounts receivable due from the Scorpio Group Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of December 31, 2017 and 2016 include $25.7 million and $24.1 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Group Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:

•
For vessels in the Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

•
For vessels in the Scorpio MR Pool and Scorpio Panamax Tanker Pool, any contributions are repaid, without interest, when such vessel has earned sufficient net revenues to cover the value of such working capital contributed.  Accordingly, we classify such amounts as current (within accounts receivable).

•
For vessels in the Scorpio LR2 Pool, Scorpio Aframax Pool and Scorpio LR1 Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from each pool. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

(2)	Accounts receivable and prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.